UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1. Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2012 (Unaudited)

Principal Amount		Value
	Corporate Bonds – 28.3%
	BreitBurn Energy Partners LP / BreitBurn Finance Corp.
$500,000	8.625%, 10/15/2020	$542,500
	Chesapeake Energy Corp.
650,000	6.875%, 8/15/2018	677,625
650,000	6.625%, 8/15/2020	679,250
	EQT Corp.
700,000	4.875%, 11/15/2021	716,133
	Plains Exploration & Production Co.
275,000	7.625%, 4/1/2020	303,875
	QEP Resources, Inc.
275,000	6.875%, 3/1/2021	303,875
	Range Resources Corp.
700,000	7.250%, 5/1/2018	750,750
	Sunoco, Inc.
1,000,000	5.750%, 1/15/2017	1,033,031
	Teekay Corp.
850,000	8.500%, 1/15/2020	873,375
	Tesoro Corp.
900,000	6.500%, 6/1/2017	929,250
	Williams Cos., Inc.
520,000	8.750%, 3/15/2032	694,128
	Total Corporate Bonds
	(Cost $7,406,621)	7,503,792

Number of Shares
	Common Stocks – 48.1%
	Energy – 40.6%
13,015	ConocoPhillips	996,298
33,695	El Paso Corp.	937,058
62,045	Enbridge Energy Management LLC	2,095,252
10,900	EQT Corp.	577,918
25,689	Kinder Morgan Management LLC	2,059,514
3,650	Pioneer Natural Resources Co.	400,186
12,025	Southwestern Energy Co.*	397,546
20,260	Spectra Energy Corp.	635,759
16,720	Sunoco, Inc.	645,894
12,455	Teekay Offshore Partners LP	366,052
16,405	TransCanada Corp.	721,492
27,545	Williams Cos., Inc.	823,045
5,698	WPX Energy, Inc.*	103,476
		10,759,490
	Utilities – 7.5%
9,760	CenterPoint Energy, Inc.	190,222
3,575	National Fuel Gas Co.	179,930

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - (Continued)
As of February 29, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Utilities (Continued)
23,870	NiSource, Inc.	$572,880
12,630	ONEOK, Inc.	1,043,743
		1,986,775
	Total Common Stocks
	(Cost $10,597,318)	12,746,265

	Master Limited Partnerships – 22.1%
1,820	Alliance Holdings GP LP	91,564
2,925	Buckeye Partners LP	174,915
17,454	Crestwood Midstream Partners LP - Class C1	482,218
2,850	DCP Midstream Partners LP	138,795
46,395	Energy Transfer Equity LP	2,017,719
13,005	Enterprise Products Partners LP	674,699
16,275	Inergy LP	284,161
2,350	MarkWest Energy Partners LP	140,554
5,525	NuStar GP Holdings LLC	192,215
6,175	Oiltanking Partners LP	200,070
5,200	Oxford Resource Partners LP	47,476
3,605	Plains All American Pipeline LP	298,133
5,525	Spectra Energy Partners LP	182,270
3,500	Targa Resources Partners LP	148,925
3,905	TC PipeLines LP	181,348
2,925	Tesoro Logistics LP	106,763
2,600	Transmontaigne Partners LP	90,298
8,810	Western Gas Partners LP	403,410
	Total Master Limited Partnerships
	(Cost $5,285,171)	5,855,533

	Short-Term Investments – 0.3%
80,498	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%[2]	80,498
	Total Short-Term Investments
	(Cost $80,498)	80,498

	Total Investments – 98.8%
	(Cost $23,369,608)	26,186,088
	Other Assets in Excess of Liabilities – 1.2%	327,797

	Total Net Assets – 100.0%	$26,513,885

LLC – Limited Liability Company
LP – Limited Partnership

* Non-income producing security.

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - (Continued)
As of February 29, 2012 (Unaudited)

[1] Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 1.82% of net assets.
[2] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund

SUMMARY OF INVESTMENTS

As of February 29, 2012 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds	28.3%
Common Stocks	48.1%
Master Limited Partnerships	22.1%
Short-Term Investments	0.3%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund

NOTES TO SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Note 1 – Organization

The FAMCO MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Master Limited Partnerships

An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk

The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

Note 3 – Federal Income Taxes

At February 29, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

FAMCO MLP & Energy Infrastructure Fund

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012 (Unaudited)

Cost of investments	$23,253,242

Gross unrealized appreciation	3,218,251
Gross unrealized depreciation	(285,405)

Net unrealized appreciation	$2,932,846

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

—	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

—	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

—	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s assets carried at fair value:

FAMCO MLP & Energy Infrastructure Fund

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets Table
Investments, at Value:
Corporate Bonds	$-	$7,503,792	$-	$7,503,792
Common Stocks[1]	12,746,265	-	-	12,746,265
Master Limited Partnerships	5,373,315	482,218	-	5,855,533

Short-Term Investment	80,498	-	-	80,498
Total Investments, at Value	18,200,078	7,986,010	-	26,186,088
Total Assets	$18,200,078	$7,986,010	$-	$26,186,088

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 3 securities as of February 29, 2012. There were no transfers between Levels as of the beginning and ending of period.

FAMCO MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)

Principal Amount		Value
	Corporate Bonds – 24.6%
	Arch Coal, Inc.
$950,000	7.250%, 10/1/2020	$947,625
	BreitBurn Energy Partners LP / BreitBurn Finance Corp.
1,250,000	8.625%, 10/15/2020	1,356,250
	Chesapeake Energy Corp.
550,000	6.875%, 8/15/2018	573,375
2,220,000	6.625%, 8/15/2020	2,319,900
	EQT Corp.
2,000,000	4.875%, 11/15/2021	2,046,094
	Plains Exploration & Production Co.
225,000	7.625%, 4/1/2020	248,625
	QEP Resources, Inc.
1,900,000	6.875%, 3/1/2021	2,099,500
	Range Resources Corp.
1,900,000	7.250%, 5/1/2018	2,037,750
	Sunoco, Inc.
2,000,000	5.750%, 1/15/2017	2,066,062
	Teekay Corp.
1,690,000	8.500%, 1/15/2020	1,736,475
	Tesoro Corp.
2,600,000	6.500%, 6/1/2017	2,684,500
	Williams Cos., Inc.
934,000	8.750%, 3/15/2032	1,246,762
	Total Corporate Bonds
	(Cost $19,189,328)	19,362,918

Number of Shares
	Common Stocks – 47.3%
	Energy – 40.0%
37,905	ConocoPhillips	2,901,628
98,160	El Paso Corp.	2,729,829
180,792	Enbridge Energy Management LLC	6,105,339
33,580	EQT Corp.	1,780,412
74,855	Kinder Morgan Management LLC	6,001,102
10,625	Pioneer Natural Resources Co.	1,164,925
38,730	Southwestern Energy Co.*	1,280,414
59,070	Spectra Energy Corp.	1,853,616
48,555	Sunoco, Inc.	1,875,680
36,748	Teekay Offshore Partners LP	1,080,024
50,205	TransCanada Corp.	2,208,016
72,835	Williams Cos., Inc.	2,176,310
18,041	WPX Energy, Inc.*	327,624
		31,484,919

FAMCO MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Utilities – 7.3%
28,755	CenterPoint Energy, Inc.	$560,435
10,600	National Fuel Gas Co.	533,498
67,260	NiSource, Inc.	1,614,240
36,810	ONEOK, Inc.	3,041,978
		5,750,151
	Total Common Stocks
	(Cost $34,478,035)	37,235,070

	Master Limited Partnerships – 22.2%
5,375	Alliance Holdings GP LP	270,416
8,650	Buckeye Partners LP	517,270
4,365	Crestwood Midstream Partners LP - Class C1	120,596
17,200	DCP Midstream Partners LP	837,640
135,170	Energy Transfer Equity LP	5,878,543
37,955	Enterprise Products Partners LP	1,969,105
47,430	Inergy LP	828,128
14,450	MarkWest Energy Partners LP	864,255
16,750	NuStar GP Holdings LLC	582,733
18,180	Oiltanking Partners LP	589,032
15,000	Oxford Resource Partners LP	136,950
10,560	Plains All American Pipeline LP	873,312
16,300	Spectra Energy Partners LP	537,737
20,055	Targa Resources Partners LP	853,340
11,525	TC PipeLines LP	535,221
8,775	Tesoro Logistics LP	320,288
7,625	Transmontaigne Partners LP	264,816
32,805	Western Gas Partners LP	1,502,141
	Total Master Limited Partnerships
	(Cost $16,470,986)	17,481,523

	Short-Term Investments – 5.7%
4,535,252	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%[2]	4,535,252
	Total Short-Term Investments
	(Cost $4,535,252)	4,535,252

	Total Investments – 99.8%
	(Cost $74,673,601)	78,614,763
	Other Assets in Excess of Liabilities – 0.2%	161,204

	Total Net Assets – 100.0%	$78,775,967

LLC – Limited Liability Company
LP – Limited Partnership

FAMCO MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2012 (Unaudited)

* Non-income producing security.

1 Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.15% of net assets.

2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Income Fund

SUMMARY OF INVESTMENTS

As of February 29, 2012 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds	24.6%
Common Stocks	47.3%
Master Limited Partnerships	22.2%
Short-Term Investments	5.7%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Note 1 – Organization

The FAMCO MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund commenced investment operations on December 27, 2010.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Master Limited Partnerships

An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk

The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

Note 3 – Federal Income Taxes

At February 29, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

FAMCO MLP & Energy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012 (Unaudited)

Cost of investments	$74,583,904

Gross unrealized appreciation	4,744,407
Gross unrealized depreciation	(713,548)

Net unrealized appreciation	$4,030,859

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s assets carried at fair value:

FAMCO MLP & Energy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets Table
Investments, at Value:
Corporate Bonds	$-	$19,362,918	$-	$19,362,918
Common Stocks[1]	37,235,070			37,235,070
Master Limited Partnerships	17,360,927	120,596	-	17,481,523
Short-Term Investments	4,535,252	-	-	4,535,252
Total Investments, at Value	59,131,249	19,483,514	-	78,614,763
Total Assets	$59,131,249	$19,483,514	$-	$78,614,763

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 3 securities as of February 29, 2012. There were no transfers between Levels as of the beginning and ending of period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	4/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	4/27/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	4/27/12

* Print the name and title of each signing officer under his or her signature.

5